Discontinued operations - Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	₺ 66,650,246	₺ 71,494,396	₺ 76,258,789
Right-of-use assets	6,136,092	8,054,305	10,359,936
Intangible assets	58,511,397	61,498,735	₺ 67,918,125
Deferred tax assets	1,128,749	2,732,413
Other non current asset	4,430,424	5,368,170
Cash and cash equivalents	49,978,716	42,776,160
Other current assets	3,875,773	3,190,642
Assets held for sale	247,083,325	234,989,180
Liabilities
Borrowings	84,084,209	88,737,385
Other non current liabilities	1,113,468	1,106,591
Contract liabilities	2,506,184	2,650,148
Liabilities directly associated with the assets held for sale	124,848,460	₺ 125,611,241
Lifecell LLC, Global LLC, and Ukrtower
Assets
Property, plant and equipment	5,797,891
Right-of-use assets	1,327,438
Intangible assets	3,299,805
Trade receivables	269,898
Deferred tax assets	1,315,876
Inventories	53,042
Other non current asset	151,771
Financial assets at amortised cost	736,174
Cash and cash equivalents	4,017,443
Other current assets	136,432
Assets held for sale	17,105,770
Liabilities
Borrowings	4,524,403
Employee benefit obligations	34,730
Current tax liabilities	4,200
Trade and other payables	891,447
Other non current liabilities	5,337
Deferred revenue	17,804
Contract liabilities	460,244
Provisions	389,511
Liabilities directly associated with the assets held for sale	6,327,676
Net assets directly associated with disposal group	₺ 10,778,094